SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Summary of fair values of the net assets acquired

The following table details the final allocation of assets acquired and liabilities assumed from the Individual Life Business reinsurance transaction as of the date of the GWL&A Closing.

Fair Value
As of
June 1, 2019
(Dollars In Millions)
Assets
Fixed maturities	$8,698
Commercial mortgage loans	1,386
Policy loans	44
Other long-term investments	1,522
Total investments	11,650
Cash	35
Accrued investment income	101
Reinsurance receivables	—
Accounts and premiums receivable	2
Value of business acquired	535
Other intangibles	21
Other assets	6
Assets related to separate accounts	9,583
Total assets	$21,933
Liabilities
Future policy benefits and claims	$11,022
Annuity account balances	220
Other policyholders' funds	220
Other liabilities	75
Liabilities related to separate accounts	9,583
Total liabilities	21,120
Net assets acquired	$813

Pro forma information

The following unaudited pro forma condensed consolidated results of operations assumes that the aforementioned transactions of the Individual Life Business were completed as of January 1, 2018. The unaudited pro forma condensed results of operations are presented solely for informational purposes and are not necessarily indicative of the consolidated condensed results of operations that might have been achieved had the transaction been completed as of the date indicated:

	Unaudited
	For The Year Ended
	December 31,
	(Recast)
	2019	2018

	(Dollars In Millions)
Revenue	$6,165	$5,592
Net income	$444	$253